Goodwill And Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Estimated Annual Amortization Expense

As of September 30, 2024, the estimated aggregate amortization expense for intangible assets for each of the five succeeding fiscal years was as follows (in thousands):

Fiscal Year:
Remainder of 2024	$275
2025	1,100
2026	1,100
2027	367
2028	—
Total expected amortization expense	$2,842